FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 10,058	$ 6,867
Disclosure of financial liabilities [line items]
Financial liabilities	53,060	35,954
Financial liabilities and other liabilities, excluding lease liabilities	56,686	39,375
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	578	362
Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	56,108	39,013
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,391	2,012
Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	23	46
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	8,644	4,809
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	4,911	3,666
Corporate borrowings | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,911	3,666
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	40,904	26,567
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	40,904	26,567
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	4,350	3,634
Accounts payable and other | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,350	3,634
Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	2,875	2,067
Financial Liabilities | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	578	362
Financial Liabilities | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial Liabilities | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,297	1,705
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	3,626	3,421
Lease liabilities | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,626	3,421
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Preferred shares | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,857	1,279
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	1,857	1,279
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	6,660	3,475
Accounts receivable and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	6,660	3,475
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	1,541	2,113
Financial assets (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,391	2,012
Financial assets (current and non-current) | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	23	46
Financial assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 127	$ 55